NICHOLAS FUND INC [Member] Expense Example - NICHOLAS FUND INC - NICHOLAS FUND INC - NICHOLAS FUND INC	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871